Other Non-Operating Income/Expense, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Operating Income/Expense, Net
Schedule of other non-operating income/expense, net

€ millions	2024	2023	2022
Foreign currency exchange gain/loss, net	-246	46	-144
thereof from financial assets at fair value through profit or loss	355	543	-188
thereof from financial assets at amortized cost	300	56	243
thereof from financial liabilities at fair value through profit or loss	-496	-514	17
thereof from financial liabilities at amortized cost	-348	-30	-317
thereof from non-financial assets/liabilities	-69	18	39
Miscellaneous income/expense, net[1]	-52	-48	133
 Other non-operating income/expense, net	-298	-3	-11

[1] Due to a change in presentation of gains and losses from minor divestitures, not qualifying as discontinued operations, a loss of €18 million for 2024, a loss of €12 million for 2023, and a gain of €176 million for 2022 are presented under Other non-operating income/expense instead of Other operating income/expense, net.